Allowance for Loan and Lease Losses - Activity (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) segment class	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) segment class	Dec. 31, 2014 USD ($)
Allowance for loan and lease losses
Number of primary portfolio segments | segment			3		3
Activity in allowance for loan losses
Balance at beginning of period	$ 136,360	$ 136,338	$ 135,484	$ 134,799	$ 134,799	$ 133,239
Charge-offs	(5,356)	(5,816)	(14,523)	(14,807)	(19,796)	(18,675)
Recoveries	1,921	2,375	9,364	8,055	10,581	9,135
Increase (decrease) in Provision	2,100	2,550	4,700	7,400	9,900	11,100
Balance at end of period	135,025	135,447	135,025	135,447	135,484	134,799
Individually evaluated for impairment	559		559		592	1,363
Collectively evaluated for impairment	134,466		134,466		134,892	133,436
Loans and leases:
Individually evaluated for impairment	60,383		60,383		44,147	59,219
Collectively evaluated for impairment	11,336,172		11,336,172		10,677,883	9,964,371
Total loans and leases	11,396,555		$ 11,396,555		$ 10,722,030	10,023,590
Commercial Lending
Allowance for loan and lease losses
Number of distinct portfolios | class			4		4
Loans and leases:
Total loans and leases	6,239,675		$ 6,239,675		$ 5,788,042	5,458,966
Commercial and Industrial
Activity in allowance for loan losses
Balance at beginning of period	35,792	32,914	34,025	31,835	31,835	34,026
Charge-offs	(210)	(461)	(348)	(765)	(866)	(2,298)
Recoveries	6	178	228	884	940	1,387
Increase (decrease) in Provision	(1,428)	277	255	954	2,116	(1,280)
Balance at end of period	34,160	32,908	34,160	32,908	34,025	31,835
Individually evaluated for impairment	7		7			571
Collectively evaluated for impairment	34,153		34,153		34,025	31,264
Loans and leases:
Individually evaluated for impairment	29,444		29,444		15,845	16,662
Collectively evaluated for impairment	3,235,847		3,235,847		3,041,610	2,680,480
Total loans and leases	3,265,291		3,265,291		3,057,455	2,697,142
Commercial Real Estate
Activity in allowance for loan losses
Balance at beginning of period	18,260	15,698	18,489	16,320	16,320	16,606
Recoveries	42	58	3,288	298	1,115	207
Increase (decrease) in Provision	221	2,618	(3,254)	1,756	1,054	(493)
Balance at end of period	18,523	18,374	18,523	18,374	18,489	16,320
Individually evaluated for impairment	7		7			52
Collectively evaluated for impairment	18,516		18,516		18,489	16,268
Loans and leases:
Individually evaluated for impairment	13,302		13,302		5,787	6,403
Collectively evaluated for impairment	2,298,572		2,298,572		2,158,661	2,041,062
Total loans and leases	2,311,874		2,311,874		2,164,448	2,047,465
Construction
Activity in allowance for loan losses
Balance at beginning of period	4,636	3,626	3,793	4,725	4,725	4,702
Increase (decrease) in Provision	596	(380)	1,439	(1,479)	(932)	23
Balance at end of period	5,232	3,246	5,232	3,246	3,793	4,725
Collectively evaluated for impairment	5,232		5,232		3,793	4,725
Loans and leases:
Individually evaluated for impairment						4,579
Collectively evaluated for impairment	475,333		475,333		367,460	465,482
Total loans and leases	475,333		475,333		367,460	470,061
Lease Financing
Activity in allowance for loan losses
Balance at beginning of period	780	1,008	888	1,089	1,089	1,078
Recoveries		1	1	2	3	57
Increase (decrease) in Provision	(55)	(39)	(164)	(121)	(204)	(46)
Balance at end of period	725	970	725	970	888	1,089
Collectively evaluated for impairment	725		725		888	1,089
Loans and leases:
Individually evaluated for impairment	163		163		181	187
Collectively evaluated for impairment	187,014		187,014		198,498	244,111
Total loans and leases	187,177		187,177		198,679	244,298
Residential
Allowance for loan and lease losses
Specific allocation for impaired loans in which the net collateral value exceeds the unpaid principal balance of the loan	0		0		0
Activity in allowance for loan losses
Balance at beginning of period	46,452	45,686	46,099	44,858	44,858	42,028
Charge-offs	(268)	(484)	(796)	(561)	(618)	(1,086)
Recoveries	350	608	1,116	2,098	2,198	1,470
Increase (decrease) in Provision	(492)	17	(377)	(568)	(339)	2,446
Balance at end of period	46,042	45,827	46,042	45,827	46,099	44,858
Individually evaluated for impairment	545		545		592	740
Collectively evaluated for impairment	45,497		45,497		45,507	44,118
Loans and leases:
Individually evaluated for impairment	17,474		17,474		22,334	31,388
Collectively evaluated for impairment	3,670,186		3,670,186		3,510,093	3,306,633
Total loans and leases	3,687,660		3,687,660		3,532,427	3,338,021
Consumer
Activity in allowance for loan losses
Balance at beginning of period	28,386	26,840	28,385	27,041	27,041	25,589
Charge-offs	(4,878)	(4,871)	(13,379)	(13,481)	(18,312)	(15,291)
Recoveries	1,523	1,530	4,731	4,773	6,325	6,014
Increase (decrease) in Provision	3,183	3,916	8,477	9,082	13,331	10,729
Balance at end of period	28,214	27,415	28,214	27,415	28,385	27,041
Collectively evaluated for impairment	28,214		28,214		28,385	27,041
Loans and leases:
Collectively evaluated for impairment	1,469,220		1,469,220		1,401,561	1,226,603
Total loans and leases	1,469,220		1,469,220		1,401,561	1,226,603
Unallocated
Activity in allowance for loan losses
Balance at beginning of period	2,054	10,566	3,805	8,931	8,931	9,210
Increase (decrease) in Provision	75	(3,859)	(1,676)	(2,224)	(5,126)	(279)
Balance at end of period	2,129	$ 6,707	2,129	$ 6,707	3,805	8,931
Collectively evaluated for impairment	$ 2,129		$ 2,129		$ 3,805	$ 8,931